Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details Textual)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Troubled Debt Restructuring, Number of Contracts	2	2
Financing Receivable, Troubled Debt Restructuring	$ 136,000	$ 140,000
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	0
Loans and Leases Receivable, Gross	630,761,000	411,866,000
Impaired Financing Receivable, Interest Income, Cash Basis Method	0	0
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	167,000	1,000
Nonperforming Financial Instruments [Member]
Loans and Leases Receivable, Gross	$ 2,000,000.0	$ 9,000